Stock Options (Details) - USD ($)					1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 04, 2021	Dec. 23, 2020	Jul. 02, 2020	Dec. 31, 2019	Feb. 26, 2021	Feb. 17, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 07, 2021	Jul. 01, 2020	Jul. 23, 2018
DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Common Shares issued and outstanding percentage									20.00%
Stock option number of shares outstanding (in Shares)							15,395,394		13,429,912
Issuance of stock options reserved (in Shares)									19,301,715
Common share options to employees granted (in Shares)													5,300,000
Fair value of common shares per share (in Dollars per share)									$ 3.60
Stock options (in Shares)									13,429,912
Weighted average intrinsic value of per share (in Dollars per share)									$ 2.69
Intrinsic value				$ 1,450,000					$ 7,187,500	$ 1,450,000
Total grant date fair value of options vested				3,216,076					4,585,796
Total unrecognized stock-based compensation expense									$ 800,704
Weighted-average recognition period term									6 months 10 days
Incentive stock options granted (in Shares)		291,164									100,000	1,000,000
Incentive stock options exercisable per share (in Dollars per share)												$ 3.00
Stock options expire			Jun. 30, 2028
Total option vested (in Shares)			500,000
Remaining options vest			Jul. 01, 2021
Incentive stock option, description		Of these, a total of 270,000 incentive stock options are exercisable at $0.75 per share while 21,164 incentive stock options are exercisable at $0.25 per share. All options included in this grant vested immediately and expire on Dec 31, 2025.
Recognized financing costs				1,584,657					$ 396,567
Additional common share option-based payments expense				1,679,486					4,096,519
Common Share options-based payments				401,926					3,263,131
Exploration activities				$ 1,277,560					$ 833,388
Percentage of total number of issue and outstanding							20.00%
Number of stock options outstanding (in Shares)				141,063,316			170,827,222		163,658,134	141,063,316
Number of stock options that are reserved for further issuance (in Shares)							10,320,051
Number of stock options granted (in Shares)							5,506,303		1,391,164	50,000
Number of stock options exercise price (in Dollars per share)							$ 2.44		$ 2.31	$ 0.75
Intrinsic value of stock option							$ 101,561,190
Common stock of per shares (in Dollars per share)									$ 0.05
Fair value of stock options vested					$ 40,400	$ 490,666
Weighted-average recognition period										8 years 1 month 28 days
Exercise price (in Dollars per share)					$ 0.25
Exercise price (in Dollars per share)							$ 0.75
Stock options exercised (in Shares)							3,446,821		2,250,000	500,000
Proceeds from stock option exercised							$ 2,563,156		$ 919,465	$ 350,000
Weighted average exercise price (in Dollars per share)							$ 0.74
DeepGreen Metals Inc. [Member] | Short-Term Incentive Plan [Member]
Stock Options (Details) [Line Items]
Number of stock options outstanding (in Shares)							15,395,394
Total unrecognized stock-based compensation expense							$ 3,749,621
Fair value of stock options vested							$ 25,916,669
Weighted-average recognition period							1 year 11 months 19 days
DeepGreen Metals Inc. [Member] | Long-term incentive plan [Member]
Stock Options (Details) [Line Items]
Number of stock options outstanding (in Shares)							8,450,000
Number of stock options granted (in Shares)							8,450,000
Number of stock options exercise price (in Dollars per share)							$ 0.75
Intrinsic value of stock option							$ 61,262,500
Total unrecognized stock-based compensation expense							36,566,016
DeepGreen Metals Inc. [Member] | Share Option One [Member]
Stock Options (Details) [Line Items]
Intrinsic value of stock option							$ 25,011,412
Common stock of per shares (in Dollars per share)							$ 8.00
Share Option [Member] | DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Share option-based payments expense							$ 47,295,676	234,115
Share Option One [Member] | DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Share option-based payments expense							18,684,122	33,760
Share Option Two [Member]
Stock Options (Details) [Line Items]
Share option-based payments expense							28,611,554	$ 200,355
Share-based Payment Arrangement, Tranche One [Member]
Stock Options (Details) [Line Items]
Market capitalization							$ 3,000,000,000
Derived per share (in Dollars per share)							$ 6.47
Derived service periods							3 months 29 days
Share-based Payment Arrangement, Tranche Two [Member]
Stock Options (Details) [Line Items]
Market capitalization							$ 6,000,000,000
Derived per share (in Dollars per share)							$ 6.28
Derived service periods							1 year 4 months 28 days
Minimum [Member] | DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Exercise price (in Dollars per share)						$ 0.25
Option expire date						Feb. 17, 2026
Maximum [Member] | DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Exercise price (in Dollars per share)						$ 0.75
Option expire date						Feb. 26, 2026
Short-Term Incentive Plan [Member]
Stock Options (Details) [Line Items]
Option expire date	Jun. 01, 2028
Short-Term Incentive Plan [Member] | DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Fair value of stock options vested	$ 4,973,237
Vesting periods	3 years
Short-Term Incentive Plan [Member] | Minimum [Member] | DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.75
Short-Term Incentive Plan [Member] | Maximum [Member] | DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Exercise price (in Dollars per share)	$ 10
Long-term incentive plan [Member] | DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Fair value of stock options vested	$ 8,450,000
Long-term incentive plan [Member] | Share-based Payment Arrangement, Tranche One [Member] | DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Dividend rate percentage							25.00%
Market capitalization							$ 3,000,000,000
Long-term incentive plan [Member] | Share-based Payment Arrangement, Tranche Two [Member] | DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Dividend rate percentage							35.00%
Market capitalization							$ 6,000,000,000
Long-term incentive plan [Member] | Tranche 3 [Member] | DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Dividend rate percentage							20.00%
Long-term incentive plan [Member] | Tranche 4 [Member] | DeepGreen Metals Inc. [Member]
Stock Options (Details) [Line Items]
Dividend rate percentage							20.00%